Borrowings - Short-Term and Long-Term Borrowings (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Short-term borrowings [Abstract]
Total	¥ 738,445		¥ 1,185,613
Long-term borrowings [Abstract]
Long-term borrowings from banks and other financial institutions	2,631,019	[1]	3,494,323	[1]
Bonds and notes issued	4,783,959	[2]	4,787,549	[2]
Subtotal	7,414,978		8,281,872
Trading balances of secured borrowings	177,390		222,968
Total	7,592,368		8,504,840
Fixed-rate obligations [Member] | Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	1,303,757		1,124,504
Fixed-rate obligations [Member] | Non-Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	1,079,275		860,975
Floating-rate obligations [Member] | Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	390,261		788,224
Floating-rate obligations [Member] | Non-Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	69,286		117,121
Index / Equity-linked obligations [Member] | Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	1,296,966		1,241,950
Index / Equity-linked obligations [Member] | Non-Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	644,414		654,775
Short-term borrowings [Member]
Short-term borrowings [Abstract]
Commercial paper	296,656		315,579
Bank borrowings	344,983		743,119
Other	96,806		126,915
Total	¥ 738,445	[3]	¥ 1,185,613	[3]

[1]	Includes secured borrowings of \224,543 million as of March 31, 2012 and \3,039 million as of March 31, 2013.
[2]	Includes secured borrowings of \757,018 million as of March 31, 2012 and \458,342 million as of March 31, 2013.
[3]	Includes secured borrowings of \8,647 million as of March 31, 2012 and \13,779 million as of March 31, 2013.